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                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2001
                                                        --------------

                Check here if Amendment [  ]: Amendment Number:____________

                        This Amendment (Check only one):

                        [ ] is a restatement
                        [ ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name:     Cliffwood Partners LLC
Address:  11726 San Vicente Blvd. #600
          Los Angeles, CA 90049


Form 13F File Number:  -
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Carl B. Tash
Title:    Chief Executive Officer
Phone:    (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash        11726 San Vicente Blvd. #600       April 20, 2001
-----------------        Los Angeles, CA  90049



Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT
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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:           0


Form 13F Information Table Entry Total:      13


Form 13F Information Table Value Total:      $120,093.2 (thousands)


List of Other Included Managers:             None




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

            NAME OF ISSUER                TITLE OF CLASS           CUSIP                 VALUE           # OF SHARES     SOLE
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
Arden Realty Group Inc.                         com              039793104           $18,981,480.00           804,300     sole
Apartment Investment & Management               com              03748R101           $11,005,820.00           247,600     sole
Camden Property Trust                           com              133131102            $1,995,000.00            60,000     sole
Catellus Development Corp.                      com              149111106           $10,374,525.00           658,700     sole
Clayton Homes Inc.                              com              184190106            $8,022,890.00           665,800     sole
Equity Office Properties Inc.                   com              294741103            $9,203,600.00           328,700     sole
Federal Realty Investment Trust                 com              313747206           $15,125,748.00           773,300     sole
Highwoods Properties Inc.                       com              431284108            $3,761,590.00           152,600     sole
HRPT PPTYS TR COM SH BEN INT                    com              40426W101            $2,274,516.00           274,700     sole
Pan Pacific Retail Properties                   com              69806L104            $7,382,595.00           333,300     sole
ProLogis Distribution                           com              743410102            $4,692,696.00           233,700     sole
Rouse Company                                   com              779273101            $9,824,214.00           379,900     sole
United Dominion Realty                          com              910197102           $17,448,530.00         1,373,900     sole
                                                                                    ---------------
REPORT SUMMARY                         13 data records                              $120,093,204.00
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